RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 15, 2022	Oct. 22, 2021	Aug. 01, 2021	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021	Feb. 22, 2022	Oct. 31, 2020
Related Party Transaction [Line Items]
Product sales				$ 307,843	$ 1,052,468	$ 651,874	$ 2,208,824	$ 3,293,293	$ 1,310,946
Total product sales percentage						3.00%	2.00%	1.00%	29.00%
Rent				11,289		$ 11,289		$ 0	$ 0
Rental rates				5,645		5,645		5,645
Goods and services paid				62,634	138,015	129,145	$ 295,862	586,884	351,307
Severance pay and related taxes						22,500		94,559	0
Accrued and unpaid amount											$ 767,288
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Maturity Date			Jul. 31, 2024
Common stock, convertible, conversion price, increase			$ 26.00
Convertible Notes Payable				480,000		480,000		480,000	800,000
Accrued Liabilities	$ 704
Interest Expense				56,937	46,970	96,630	121,703	198,450	404,915
Common Stock [Member]
Related Party Transaction [Line Items]
Debt conversion, converted instrument, amount	$ 320,000
Debt Conversion, Converted Instrument, Shares Issued	12,741
Convertible Notes Payable										$ 3,000,000
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt conversion, converted instrument, amount		$ 200,000
Debt conversion converted instrument shares issued description		four Series A Preferred Stock units.
Fitore Inc [Member]
Related Party Transaction [Line Items]
Proceeds from Unsecured Notes Payable			$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Maturity Date			Jul. 31, 2024
Common stock, convertible, conversion price, increase			$ 26.00
Interest Expense, Debt								31,276	12,219
Accrued Liabilities				41,885		41,885		29,983	9,973
Interest Expense				5,852	9,096	11,901	19,178
Product Sales Related Parties [Member]
Related Party Transaction [Line Items]
Product sales					12,750	18,000	30,500	30,500	362,800
Jack Zamora [Member]
Related Party Transaction [Line Items]
Goods and services paid						0		137,953	172,147
Jack Zamora [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties, current				0		0		0
Jack Zamora [Member] | Product Sales Related Parties [Member]
Related Party Transaction [Line Items]
Product sales				$ 0	$ 12,750	$ 18,000	$ 30,500	30,500	362,800
Jack Zamora [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties, current								$ 0	$ 0
Chief Science Officer [Member]
Related Party Transaction [Line Items]
Accrued and unpaid amount											$ 1,221,958